Taxes (Details 6) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Taxes [Abstract]
Opening balance		$ 2,682,881	$ 2,608,311	$ 2,213,422
Deferred tax recognized in profit or loss	[1]	(842,447)	(723,576)	(25,710)
Deferred tax recognized in other comprehensive income	[2]	701,050	798,146	420,599
Closing balance		$ 2,541,484	$ 2,682,881	$ 2,608,311

[1]	This amount includes deferred income tax and adjustments to prior years’.
[2]	The following is the detail of the income tax recorded in other comprehensive income: